LONG-TERM LOANS (Schedule of Composition of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Less current maturities	$ (2,757)	$ (3,092)
Long-term portion of loan	0	2,740
Loan from Kreos Capital [Member]
Disclosure of detailed information about borrowings [line items]
Total loan balance	$ 2,757	$ 5,832